Group information (Details Narrative)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	1.41%		98.63%
Top of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	35.54%		98.64%
Adventure and Nature Network Pvt. Ltd. [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%